Other Liabilities	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Liabilities Abstract
Other Liabilities
19.
Other liabilities

	2022	2023
Other financial liabilities:
Payables for customers’ online transactions	23,542	49,679
Payables to suppliers	-	13,603
Accrued expenses	3,080	2,709
Accrued dividends payable to non-controlling interest	1,235	1,241
Derivative financial liabilities	147	1,165
Other	238	324
Total financial liabilities	28,242	68,721

Other non-financial liabilities:
Other taxes payable	10,520	15,295
Deferred revenue	10,950	12,436
Accumulated employee benefits, vacation liabilities	4,521	6,210
Deferred tax liabilities	3,245	3,162
Current income tax payable	5,957	1,096
Other	7,415	8,352
Total non-financial liabilities	42,608	46,551

Total other liabilities	70,850	115,272